Segments - Additional Information (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	2
Loss on debt extinguishment	$ 7.6
Transaction costs	7.6	$ 0.7
Proceeds from life insurance policy	$ 8.0